Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 03, 2013	Sep. 29, 2013	Sep. 23, 2012	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Related Party Transaction [Line Items]
Supplies purchased from a related party							$ 7,813	$ 6,601
Interest expense and fees recognized to a related party		411	665	1,337	2,751
Due to Related Parties, Noncurrent		48,004		48,004		63,097
Majority Shareholder
Related Party Transaction [Line Items]
Annual management fee greater of amount				2,500		2,500
Greater of percent of covenant compliance EBITDA				1.00%		1.00%
Management fee expenses		0	1,188	1,148	3,409	4,650	4,600	4,500
Reimbusrement of a related parties out-of-pocket expenses		0	0	0	123	160	0	55
Interest expense and fees recognized to a related party		411	665	1,337	2,751	3,330	6,172	4,996
Accrued Liabilities Related Party		269		269		173	410
Termination fee for advisory agreement	15,100
Related Party Transaction, Expenses from Transactions with Related Party	3,345
Majority Shareholder | Tranche G Term Loan due 2020 | Secured Debt
Related Party Transaction [Line Items]
Due to Related Parties, Noncurrent		48,004		48,004
Majority Shareholder | Tranche B Extended B Non Extended E And F Term Loans [Member] | Secured Debt
Related Party Transaction [Line Items]
Due to Related Parties, Noncurrent						63,097
Performance Food Group Company
Related Party Transaction [Line Items]
Sales to a related party		961	992	3,040	3,351	5,672	4,768	5,885
Accounts receivable due from a related party		$ 42		$ 42		$ 68	$ 113